Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 5 – Property, Plant and Equipment

The Company’s property, plant and equipment were as follows:

	March 31,	December 31,
	2017	2016
Machinery and equipment	$4,229,448	$4,154,305
Leasehold improvements	126,598	126,598
Accumulated depreciation	(940,984)	(927,909)
	3,415,102	3,352,994
Construction in process	418,959	304,845
Total property, plant and equipment, net	$3,834,061	$3,657,839

NOTE 5 – Property, Plant and Equipment

As of December 31, 2016 and 2015, the property, plant and equipment, net of accumulated depreciation, is as follows:

December 31,	2016	2015
Machinery and equipment	$4,154,305	$1,863,322
Leasehold improvements	126,598	50,772
Accumulated depreciation	(927,909)	(661,930)
	3,352,994	1,252,164
Construction in process	304,845	26,893
Total property, plant and equipment	$3,657,839	$1,279,057

Depreciation expense recorded during the years ended December 31, 2016 and 2015 was $273,162 and $586,502, respectively.

During December 2015, the Company ceased operations at its New Jersey facility (see Note 1). In connection with the cessation of operations at the New Jersey facility the Company recorded an impairment to property, plant and equipment of approximately $5.3 million.